Financial Instruments - Additional Information (Detail)	12 Months Ended
	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 MXN ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)
Disclosure of financial assets [line items]
Cash	$ 2,105,000		$ 2,549,000	$ 2,321,000	$ 5,558,000
Cash equivalents	$ 0
Currency risk [member]
Disclosure of financial assets [line items]
Increase or decrease exchange rate	10.00%	10.00%
Decrease or increase annual earnings	$ 650,000	$ 213,000
Currency risk [member] | Canada, Dollars [member]
Disclosure of financial assets [line items]
Conversion rate per dollar	1.3934
Currency risk [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Conversion rate per dollar		24.0671
Credit risk [member]
Disclosure of financial assets [line items]
Cash	$ 2,105,000		2,549,000
Credit risk [member] | Mexico [member]
Disclosure of financial assets [line items]
Cash	953,000		349,000
VAT receivable	1,073,000		2,462,000
GST receivable	79,000		24,000
Credit risk [member] | United States [member]
Disclosure of financial assets [line items]
Cash	905,000		1,037,000
Remainder of cash	247,000		151,000
Credit risk [member] | Canada [member]
Disclosure of financial assets [line items]
Cash equivalents	0		1,011,000
Liquidity risk [member]
Disclosure of financial assets [line items]
Cash	2,105,000		$ 2,549,000
Commodity price risk [member]
Disclosure of financial assets [line items]
Decrease or increase in net income	$ 2,482,000
Decrease or increase in metal prices	10.00%